OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163

                       Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                        Pioneer Protected Principal
                        Plus Fund
--------------------------------------------------------------------------------
                        Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------

                        Ticker Symbols:
                        Class A PPPAX
                        Class B PPPBX
                        Class C PPPCX

                        [LOGO]PIONEER
                        Investments
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              6
Prices and Distributions                       7
Performance Update                             8
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          17
Notes to Financial Statements                 24
Trustees, Officers and Service Providers      31

        Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

        Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

In the following interview, Richard Schlanger, the debt securities portfolio manager, and Walter Hunnewell, Jr., portfolio manager and a member of the equity portfolio management team, discuss the strategy and factors that influenced Pioneer Protected Principal Plus Fund's performance during the six months ended June 30, 2009.

Q    How did the Fund perform over the six months ended June 30, 2009?

A Because the Fund is in a defeasance portfolio until the Guarantee Period ends on December 21, 2009 (the "Maturity Date"), it had no total return during the six months ended June 30, 2009. Under the terms of the Fund's Financial Warranty Agreement, the Fund has been required to invest in a defeasance portfolio consisting entirely of zero-coupon U.S. government securities (STRIPS) and cash or cash equivalents, without any allocation to equities. Over the six months ended June 30, 2009, we sold some STRIPS to meet redemptions. As interest rates declined during the period and as the Fund's portfolio moved closer to maturity, the yield on the STRIPS declined and prices rose. The Treasury STRIP matures in November 2009, and the Fund matures in December 2009. Once the STRIP matures, it will deliver the cash needed to fund the preferential return to shareholders.

Q What was the investment environment like during the six months ended June 30, 2009?

A    Over the period, the polices and programs that the Federal Reserve (the
     Fed) put in place in the fourth quarter of 2008 gradually helped restore liquidity to the banking system. In the face of a global economic downturn, the Fed reduced the Federal funds rate -- the rate banks charge for overnight loans -- to the 0.00% to 0.25% range. (Other central banks also lowered interest rates. For example, the Bank of England took rates down to 1.5%, the lowest rate in 300 years.) The Fed's initiatives and new programs were meant to provide liquidity to the capital markets and, over the six months ended June 30, 2009, appeared to have largely succeeded. These initiatives and programs included: the Term Asset-Backed Securities Loan Facility (TALF), which increased credit availability by issuing consumer and business asset-backed securities; the Temporary Liquidity Guarantee Program (TLGP), which encouraged liquidity in the interbank lending market; and the Troubled Assets Relief Program (TARP), which helped recapitalize bank balance sheets. As these programs added stability to the banking system, we began to see investors gradually migrate to more credit-sensitive asset classes.

4    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

     In the equity market, stocks moved lower during the first two months of 2009, as economic growth continued to decline, the housing market remained weak and unemployment rose. Early in March 2009, equities began a strong rally, as some economic indicators appeared to be "less bad," and investors took advantage of attractive valuations. For the six months ended June 30, 2009, the Standard and Poor's 500 Index returned 3.19%.

Q    What is your outlook?

A Over the past few months, certain economic indicators seem to be signaling that the recession has bottomed and that the worst may be behind us. We may see an upturn in economic activity in the third and fourth quarters of this year, but we are not expecting a "v-shaped" recovery -- one in which the rebound is sharp and quick. The recession was led by the financials sector, and it will take time for financial institutions to reduce their leverage. Until we see an uptick in housing values and consumer spending, and a willingness on the part of corporations to hire, any economic rebound is likely to be muted.

Please refer to the Schedule of Investments on page 16 for a full listing of Fund securities.

The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven-year guarantee period will reduce their guaranteed amount. Due to a financial warranty fee, the Fund's expenses are higher than those of most other mutual funds.

Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

        Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    5

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Obligations                 100.00%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total portfolio investments)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Government                                   100.00%

Holdings
--------------------------------------------------------------------------------

1. U.S. Treasury Strip, 0.0%, 11/15/09       100.00%

6    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                                             6/30/09          12/31/08
--------------------------------------------------------------------------------
       A                                               $ 9.03           $ 9.03
--------------------------------------------------------------------------------
       B                                               $ 9.04           $ 9.07
--------------------------------------------------------------------------------
       C                                               $ 9.08           $ 9.12
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Net Investment      Short-Term       Long-Term
     Class                          Income        Capital Gains    Capital Gains
--------------------------------------------------------------------------------
       A                             $ --             $ --             $ --
--------------------------------------------------------------------------------
       B                             $ --             $ --             $ --
--------------------------------------------------------------------------------
       C                             $ --             $ --             $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The Indices defined here pertain to the "Value of $10,000 Investment" charts on pages 8-13.

        Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    7

Performance Update | 6/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Intermediate Government/Credit Bond Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                  Net Asset            Public Offering
Period                            Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(11/1/02)                          1.97%                1.07%
5 Years                            2.04                 0.83
1 Year                            -0.82                -6.56
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                  Gross                Net
--------------------------------------------------------------------------------
                                   1.97%                1.65%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer Protected     S&P 500    Barclays Capital Intermediate
         Principal Plus Fund    Index      Government/Credit Bond Index
11/02          $9,425           $10,000              $10,000
6/03           $9,792           $10,519              $10,453
6/04           $9,705           $12,528              $10,403
6/05           $10,052          $13,320              $10,833
6/06           $10,106          $14,468              $10,841
6/07           $10,935          $17,445              $11,430
6/08           $10,824          $15,157              $12,478
6/09           $10,734          $11,187              $13,280

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through the Fund's Maturity Date for Class A shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

8    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's Maturity Date to receive the guaranteed amount. Shares redeemed on dates other than Maturity Date will be sold at net asset value per share.

        Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Intermediate Government/Credit Bond Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                  If                   If
Period                            Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(11/1/02)                          1.24%                1.24%
5 Years                            1.29                 1.29
1 Year                            -1.51                -5.41
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                  Gross                Net
--------------------------------------------------------------------------------
                                   2.65%                2.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer Protected     S&P 500    Barclays Capital Intermediate
         Principal Plus Fund    Index      Government/Credit Bond Index
11/02          $10,000          $10,000              $10,000
6/03           $10,343          $10,519              $10,453
6/04           $10,182          $12,528              $10,403
6/05           $10,463          $13,320              $10,833
6/06           $10,442          $14,468              $10,841
6/07           $11,235          $17,445              $11,430
6/08           $11,024          $15,157              $12,478
6/09           $10,858          $11,187              $13,280

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through the Fund's Maturity Date for Class B shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

10    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's Maturity Date to receive the guaranteed amount. Shares redeemed on dates other than Maturity Date will be sold at net asset value per share.

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    11

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Barclays Capital Intermediate Government/Credit Bond Index.

Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                  If                   If
Period                            Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(11/1/02)                          1.24%                1.24%
5 Years                            1.31                 1.31
1 Year                            -1.60                -1.60
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                  Gross                Net
--------------------------------------------------------------------------------
                                   2.62%                2.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

          Pioneer Protected     S&P 500    Barclays Capital Intermediate
         Principal Plus Fund    Index      Government/Credit Bond Index
11/02          $10,000          $10,000              $10,000
6/03           $10,344          $10,519              $10,453
6/04           $10,174          $12,528              $10,403
6/05           $10,457          $13,320              $10,833
6/06           $10,442          $14,468              $10,841
6/07           $11,236          $17,445              $11,430
6/08           $11,032          $15,157              $12,478
6/09           $10,856          $11,187              $13,280

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through the Fund's Maturity Date for Class C shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all of its assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns

12    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09
that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's Maturity Date to receive the guaranteed amount. Shares redeemed on dates other than Maturity Date will be sold at net asset value per share.

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on actual returns from January 1, 2009 through June 30, 2009.

--------------------------------------------------------------------------------
Share Class                              A                B                C
--------------------------------------------------------------------------------
Beginning Account                   $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/09
--------------------------------------------------------------------------------
Ending Account                      $ 1,000.00       $   996.70       $   995.60
Value on 6/30/09
--------------------------------------------------------------------------------
Expenses Paid                       $     7.84       $    11.68       $    11.53
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.58%, 2.36% and 2.33%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2009 through June 30, 2009.

--------------------------------------------------------------------------------
Share Class                              A                B                C
--------------------------------------------------------------------------------
Beginning Account                   $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/09
--------------------------------------------------------------------------------
Ending Account                      $ 1,016.96       $ 1,013.09       $ 1,013.24
Value on 6/30/09
--------------------------------------------------------------------------------
Expenses Paid                       $     7.90       $    11.78       $    11.63
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.58%, 2.36% and 2.33%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    15

Schedule of Investments | 6/30/09 (unaudited)

--------------------------------------------------------------------------------
Principal
Amount                                                        Value
--------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY OBLIGATION -- 99.7%
$ 22,190,000    U.S. Treasury Strip, 0.0%, 11/15/09           $22,148,416
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
                (Cost $21,849,845)                            $22,148,416
--------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 99.7%
                (Cost $21,849,845) (a)                        $22,148,416
--------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- 0.3%          $    76,268
--------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                    $22,224,684
================================================================================

(a) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $22,229,125 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                            $      --
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                              (80,709)
                                                                                ---------
     Net unrealized loss                                                        $ (80,709)
                                                                                =========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009 aggregated $0 and $3,878,295, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

-------------------------------------------------------------------------------------
                                     Level 1    Level 2        Level 3    Total
-------------------------------------------------------------------------------------
U.S. Government Agency Obligation    $ --       $22,148,416    $ --       $22,148,416
-------------------------------------------------------------------------------------
Total                                $ --       $22,148,416    $ --       $22,148,416
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09 (unaudited)

ASSETS:
  Investment in securities, at value (cost $21,849,845)     $22,148,416
  Cash                                                          126,322
  Receivables --
   Foreign taxes withheld                                           471
   Due from Pioneer Investment Management, Inc.                   5,519
  Other                                                             988
------------------------------------------------------------------------
     Total assets                                           $22,281,716
------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                  $     8,708
  Due to affiliates                                               4,908
  Accrued expenses                                               43,416
------------------------------------------------------------------------
     Total liabilities                                      $    57,032
------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                           $23,926,261
  Undistributed net investment income                           194,356
  Accumulated net realized loss on investments               (2,194,504)
  Net unrealized gain on investments                            298,571
------------------------------------------------------------------------
     Total net assets                                       $22,224,684
========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $7,213,165/798,771 shares)              $      9.03
  Class B (based on $11,541,464/1,277,336 shares)           $      9.04
  Class C (based on $3,470,055/382,064 shares)              $      9.08
MAXIMUM OFFERING PRICE:
  Class A ($9.03 [divided by] 94.25%)                       $      9.58
========================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    17

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09

INVESTMENT INCOME:
  Interest                                                     $437,884
  Other income                                                    5,122
------------------------------------------------------------------------------------------
     Total investment income                                                   $  443,006
------------------------------------------------------------------------------------------
EXPENSES:
  Financial Warranty Fee                                       $101,600
  Management fees                                                23,906
  Transfer agent fees
   Class A                                                        6,954
   Class B                                                        7,799
   Class C                                                        2,024
  Distribution fees
   Class A                                                        9,475
   Class B                                                       63,772
   Class C                                                       17,860
  Shareholder communications expense                              7,253
  Administrative reimbursements                                   4,219
  Professional fees                                              21,432
  Printing expense                                                9,852
  Fees and expenses of nonaffiliated trustees                     3,540
  Miscellaneous                                                     802
------------------------------------------------------------------------------------------
     Total expenses                                                            $  280,488
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                        (28,458)
------------------------------------------------------------------------------------------
     Net expenses                                                              $  252,030
------------------------------------------------------------------------------------------
       Net investment income                                                   $  190,976
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                             $   36,624
  Change in net unrealized gain on investments                                 $ (289,018)
------------------------------------------------------------------------------------------
  Net loss on investments                                                      $ (252,394)
------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                         $  (61,418)
==========================================================================================

The accompanying notes are an integral part of these financial statements.

18    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively

------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            6/30/09           Year Ended
                                                            (unaudited)       12/31/08
------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $   190,976       $   331,195
Net realized gain (loss) on investments                          36,624        (1,001,145)
Change in net unrealized loss on investments                   (289,018)         (273,693)
------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations     $   (61,418)      $  (943,643)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.17 per share, respectively)        $        --       $  (152,440)
   Class B ($0.00 and $0.09 per share, respectively)                 --          (140,091)
   Class C ($0.00 and $0.10 per share, respectively)                 --           (40,510)
------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $        --       $  (333,041)
------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Reinvestment of distributions                               $        --       $   294,259
Cost of shares repurchased                                   (3,497,871)       (7,659,862)
------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                           $(3,497,871)      $(7,365,603)
------------------------------------------------------------------------------------------
   Net decrease in net assets                               $(3,559,289)      $(8,642,287)
NET ASSETS:
Beginning of period                                          25,783,973        34,426,260
------------------------------------------------------------------------------------------
End of period                                               $22,224,684       $25,783,973
------------------------------------------------------------------------------------------
Undistributed net investment income                         $   194,356       $     3,380
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    19

                                  '09 Shares     '09 Amount      '08 Shares    '08 Amount
                                  (unaudited)    (unaudited)
Class A
Reinvestment of distributions           --       $        --       14,904      $   134,589
Less shares repurchased            (92,531)         (836,197)    (221,910)      (2,072,867)
------------------------------------------------------------------------------------------
   Net decrease                    (92,531)      $  (836,197)    (207,006)     $(1,938,278)
==========================================================================================
Class B
Reinvestment of distributions           --       $        --       13,343      $   121,017
Less shares repurchased           (273,095)       (2,474,172)    (517,032)      (4,809,061)
------------------------------------------------------------------------------------------
   Net decrease                   (273,095)      $(2,474,172)    (503,689)     $(4,688,044)
==========================================================================================
Class C
Reinvestment of distributions           --       $        --        4,238      $    38,653
Less shares repurchased            (20,602)         (187,502)     (83,101)        (777,934)
------------------------------------------------------------------------------------------
   Net decrease                    (20,602)      $  (187,502)     (78,863)     $  (739,281)
==========================================================================================

The accompanying notes are an integral part of these financial statements.

20    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months Ended  Year       Year      Year      Year      Year
                                                            6/30/09           Ended      Ended     Ended     Ended     Ended
                                                            (unaudited)       12/31/08   12/31/07  12/31/06  12/31/05  12/31/04
-------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $  9.03           $  9.45    $  9.88   $  9.69   $ 10.10   $ 10.21
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.10           $  0.17    $  0.16   $  0.16   $  0.16   $  0.16
 Net realized and unrealized gain (loss) on investments       (0.10)            (0.42)      0.21      0.37     (0.16)    0.11
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  0.00           $ (0.25)   $  0.37   $  0.53   $  0.00   $  0.27
Distributions to shareowners:
 Net investment income                                           --             (0.17)     (0.16)    (0.15)    (0.16)    (0.16)
 Net realized gain                                               --                --      (0.64)    (0.19)    (0.25)    (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  0.00           $ (0.42)   $ (0.43)  $  0.19   $ (0.41)  $ (0.11)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  9.03           $  9.03    $  9.45   $  9.88   $  9.69   $ 10.10
===============================================================================================================================
Total return*                                                  0.00%            (2.61)%     3.76%     5.54%     0.03%     2.63%
Ratio of net expenses to average net assets+                   1.58%**           2.04%      1.99%     2.10%     2.10%     2.07%
Ratio of net investment income to average net assets+          2.13%**           1.62%      1.46%     1.38%     1.35%     1.35%
Portfolio turnover rate                                           0%**             38%        50%       21%       31%       39%
Net assets, end of period (in thousands)                    $ 7,213           $ 8,049    $10,376   $14,480   $20,876   $31,045
Ratios with no waiver of fees and assumptions of expenses
 by PIM and no reductions for fees paid indirectly:
 Net expenses                                                  1.85%**           2.14%      2.00%     2.12%     2.17%     2.07%
 Net investment income                                         1.86%**           1.52%      1.45%     1.36%     1.27%     1.35%
Ratios with waiver of fees and assumptions of expenses by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                  1.58%**           2.04%      2.00%     2.10%     2.10%     2.07%
 Net investment income                                         2.13%**           1.62%      1.45%     1.38%     1.35%     1.35%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

         Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09  21

-------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months Ended  Year       Year      Year      Year       Year
                                                            6/30/09           Ended      Ended     Ended     Ended      Ended
                                                            (unaudited)       12/31/08   12/31/07  12/31/06  12/31/05   12/31/04
-------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                        $  9.07           $  9.47    $  9.90   $  9.70   $ 10.11    $ 10.21
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.07           $  0.10    $  0.08   $  0.08   $  0.07    $  0.07
 Net realized and unrealized gain (loss) on investments       (0.10)            (0.41)      0.21      0.39     (0.15)      0.13
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $ (0.03)          $ (0.31)   $  0.29   $  0.47   $ (0.08)   $  0.20
Distributions to shareowners:
 Net investment income                                           --             (0.09)     (0.08)    (0.08)    (0.08)     (0.08)
 Net realized gain                                               --                --      (0.64)    (0.19)    (0.25)     (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (0.03)          $ (0.40)   $ (0.43)  $  0.20   $ (0.41)   $ (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  9.04           $  9.07    $  9.47   $  9.90   $  9.70    $ 10.11
===============================================================================================================================
Total return*                                                 (0.33)%           (3.27)%     2.98%     4.84%    (0.80)%     1.94%
Ratio of net expenses to average net assets+                   2.36%**           2.79%      2.71%     2.81%     2.85%      2.80%
Ratio of net investment income to average net assets+          1.34%**           0.87%      0.75%     0.67%     0.60%      0.62%
Portfolio turnover rate                                           0%**             38%        50%       21%       31%        39%
Net assets, end of period (in thousands)                    $11,541           $14,064    $19,461   $25,521   $33,349    $46,454
Ratios with no waiver of fees and assumptions of expenses
 by PIM and no reductions for fees paid indirectly:
 Net expenses                                                  2.58%**           2.83%      2.71%     2.81%     2.90%      2.80%
 Net investment income                                         1.12%**           0.82%      0.75%     0.67%     0.54%      0.62%
Ratios with waiver of fees and assumptions of expenses by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                  2.36%**           2.79%      2.71%     2.81%     2.85%      2.80%
 Net investment income                                         1.34%**           0.87%      0.75%     0.67%     0.59%      0.62%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

22  Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

-------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months Ended  Year       Year      Year      Year       Year
                                                            6/30/09           Ended      Ended     Ended     Ended      Ended
                                                            (unaudited)       12/31/08   12/31/07  12/31/06  12/31/05   12/31/04
-------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                        $   9.12          $  9.53    $  9.95   $  9.75   $ 10.14    $ 10.23
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.06          $  0.10    $  0.08   $  0.08   $  0.07    $  0.08
 Net realized and unrealized gain (loss) on investments        (0.10)           (0.41)      0.22      0.39     (0.15)      0.11
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (0.04)         $ (0.31)   $  0.30   $  0.47   $ (0.08)   $  0.19
Distributions to shareowners:
 Net investment income                                            --            (0.10)     (0.08)    (0.08)    (0.06)     (0.06)
 Net realized gain                                                --               --      (0.64)    (0.19)    (0.25)     (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  (0.04)         $ (0.41)   $ (0.42)  $  0.20   $ (0.39)   $ (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   9.08          $  9.12    $  9.53   $  9.95   $  9.75    $ 10.14
===============================================================================================================================
Total return*                                                  (0.44)%          (3.24)%     3.01%     4.86%    (0.74)%     1.85%
Ratio of net expenses to average net assets+                    2.33%**          2.74%      2.75%     2.77%     2.85%      2.81%
Ratio of net investment income to average net assets+           1.38%**          0.91%      0.71%     0.71%     0.59%      0.60%
Portfolio turnover rate                                            0%**            38%        50%       21%       31%        39%
Net assets, end of period (in thousands)                    $  3,470          $ 3,671    $ 4,589   $ 6,271   $ 8,597    $14,700
Ratios with no waiver of fees and assumptions of expenses
 by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   2.54%**          2.80%      2.75%     2.77%     3.02%      2.81%
 Net investment income                                          1.17%**          0.85%      0.71%     0.71%     0.42%      0.60%
Ratios with waiver of fees and assumptions of expenses by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                   2.33%**          2.74%      2.74%     2.77%     2.85%      2.81%
 Net investment income                                          1.38%**          0.91%      0.72%     0.71%     0.59%      0.60%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

         Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09  23

Notes to Financial Statements | 6/30/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the "Fund"), is a series of Pioneer Protected Principal Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on October 2, 2001.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009 (the "Maturity Date"), and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.00% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that Pioneer Investment Management, Inc.
(PIM) is obligated to pay under the Financial Warranty Agreement (see Note 3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

Under the terms of the Financial Warranty Agreement, the Fund has been required to invest until the Maturity Date in a defeasance portfolio consisting entirely of zero coupon U.S. securities (and cash or cash equivalents to the extent necessary to meet redemption requests and pay fund expenses), without any allocation to equity securities.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the

24    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to this document when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    25
     exchange where the security is traded no longer reflects the value of the security. At June 30, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at amortized cost, which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/amortized into interest income for financial purposes. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2008, the Fund had a net capital loss carryforward of $1,814,026, which will expire in 2016 if not utilized.

     The Fund has elected to defer $37,822 of capital losses recognized between November 1, 2008 and December 31, 2008 to its fiscal year ending December 31, 2009.

26    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:

     ---------------------------------------------------------------------------
                                                                            2008
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                    $333,041
     Long-term capital gain                                                   --
     ---------------------------------------------------------------------------
       Total                                                            $333,041
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008.

     ---------------------------------------------------------------------------
                                                                            2008
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                 $      3,380
     Capital loss carryforward                                       (1,814,026)
     Post-October loss deferred                                         (37,822)
     Unrealized appreciation                                            208,309
     ---------------------------------------------------------------------------
       Total                                                       $ (1,640,159)
     ===========================================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned no underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    27
     in the same manner and at the same time, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Under the terms of the Financial Warranty Agreement (see
Note 3), the Fund has been required to invest until Maturity Date all of its assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests and pay fund expenses), without any allocation to equity securities. Since all of the Fund's assets are irreversibly invested in zero coupon U.S. government securities and cash or cash equivalents until the Maturity Date, the Fund will not participate in the performance of the equity markets during that time. The Fund will not be able to invest in equity securities even if interest rates go up and/or the equity markets improve.

As a consequence of the Fund having been required to invest solely in a defeasance portfolio until the Maturity Date, PIM has reduced its management fee to 0.20% of the Fund's average daily net assets. In addition, PIM has agreed to limit the Fund's ordinary operating expenses to 1.65% for Class A shares, 2.40% for Class B shares and 2.40% for Class C shares. The fee is computed daily and paid monthly. The Fund's effective ordinary operating expense rates for the six months ended June 30, 2009 were 1.58% for Class A shares, 2.36% for Class B shares and 2.33% for Class C shares.

Prior to August 1, 2006, the Fund paid PIM an annual management fee of 0.70% of the Fund's average daily net assets. From August 1, 2006, until the Fund was required to invest in a defeasance portfolio, PIM contractually agreed to limit its management fee during the Guarantee Period to 0.40% of the Fund's average net assets. The Fund's effective management fee for the six months ended June 30, 2009 was 0.20% of the Fund's average net assets. In addition, until the Fund was required to invest in a defeasance portfolio, PIM had contractually agreed until the Maturity Date to limit the Fund's ordinary operating expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $145 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.

3.   Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date.

28    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

The value, if any, of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and that Main Place Funding LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation. As of June 30, 2009, Bank of America Corporation was rated A2 by Moody's Investors Service, Inc. and A by Standard & Poor's.

4.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                   $1,315
Class B                                                                    5,123
Class C                                                                      815
--------------------------------------------------------------------------------
  Total                                                                   $7,253
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,302 in transfer agent fees and shareholder communication expense payable to PIMSS at June 30, 2009.

5.   Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    29
services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $461 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009, there were no CDSCs paid to PFD.

6.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were not reduced under such arrangements.

7.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

30    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman              Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    31

                            This page for your notes.

32    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

                            This page for your notes.

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    33

                            This page for your notes.

34    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

                            This page for your notes.

       Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09    35

                            This page for your notes.

36    Pioneer Protected Principal Plus Fund | Semiannual Report | 6/30/09

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.